UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			08-13-09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $7,112,568
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109   147136 6331150.00 SH     Sole               5842250.00         488900.00
AMERICREDIT CORP COM           COM              03060R101   437764 32307322.00 SH    Sole              32307322.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    76230 847.00 SH         Sole                   835.00             12.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207    74441 25707.00 SH       Sole                 17859.00           7848.00
BOEING CO COM                  COM              097023105   236077 5554744.00 SH     Sole               5079919.00         474825.00
BRISTOL MYERS SQUIBB CO COM    COM              110122108      388 19100.00 SH       Sole                                   19100.00
COCA COLA CO COM               COM              191216100      619 12900.00 SH       Sole                                   12900.00
DAILY JOURNAL CORP COM         COM              233912104      863 18850.00 SH       Sole                                   18850.00
FOREST LABS INC COM            COM              345838106   455677 18147244.00 SH    Sole              16693090.00        1454154.00
GENERAL DYNAMICS CORP COM      COM              369550108   115760 2089900.00 SH     Sole               2078100.00          11800.00
GYRODYNE CO AMER INC COM       COM              403820103      431 10256.00 SH       Sole                                   10256.00
HERTZ GLOBAL HOLDINGS INC COM  COM              42805T105   469951 58817361.00 SH    Sole              50465429.00        8351932.00
HOMEFED CORP COM PAR $.01      COM              43739D307     2989 149469.00 SH      Sole                 44001.00         105468.00
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1173 28093.00 SH       Sole                   188.00          27905.00
HUMANA INC COM                 COM              444859102   307677 9537400.00 SH     Sole               8905700.00         631700.00
LEUCADIA NATL CORP COM         COM              527288104   379806 18008803.00 SH    Sole              13712744.00        4296059.00
MERITOR SVGS BK PA COM         COM              590007100       97 38645.00 SH       Sole                                   38645.00
NORTHROP GRUMMAN CORP COM      COM              666807102   254300 5566986.00 SH     Sole               5121016.00         445970.00
PENN WEST ENERGY TR TR UNIT    COM              707885109      193 15129.15 SH       Sole                                   15129.15
PFIZER INC COM                 COM              717081103  1307743 87182848.00 SH    Sole              80623074.00        6559774.00
RSC HOLDINGS, INC.             COM              74972L102    19334 2877100.00 SH     Sole               2877100.00
SEARS HLDGS CORP COM           COM              812350106   903105 13576439.00 SH    Sole              12709271.00         867168.00
SEARS HOLDING  CLL OPT         CALL             812350906     7184 108000.00 SH      Sole                                  108000.00
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109   304421 22155838.00 SH    Sole              20373125.00        1782713.00
ST JOE CO COM                  COM              790148100   655668 24751543.00 SH    Sole              22989834.00        1761709.00
TAL INTL GROUP INC COM         COM              874083108    29701 2724862.00 SH     Sole               2724862.00
UNITED RENTALS INC COM         COM              911363109    65327 10065761.00 SH    Sole               8653183.00        1412578.00
UNITEDHEALTH GROUP INC COM     COM              91324P102   247668 9914633.00 SH     Sole               9084851.00         829782.00
WELLCARE HEALTH PLANS INC COM  COM              94946T106   155312 8399763.00 SH     Sole               5469032.00        2930731.00
WELLPOINT INC COM              COM              94973V107   443288 8710710.00 SH     Sole               7864164.00         846546.00
WESCO FINL CORP COM            COM              950817106      285 980.00 SH         Sole                                     980.00
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     1688 7374.00 SH        Sole                  7374.00
WINTHROP RLTY TR SH BEN INT    COM              976391300    10272 1150233.93 SH     Sole                198161.38         952072.54